SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Plant, Equipment And Mining Properties - Mexico	$ 52,398	$ 52,891
Plant, Equipment And Mining Properties - Canada	152	178
Total Plant, Equipment And Mining Properties	$ 52,550	$ 53,069